Total
RiverNorth/Oaktree High Income Fund
SUMMARY SECTION
Investment Objective
The Fund’s investment objective is overall total return consisting of long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - RiverNorth/Oaktree High Income Fund - USD ($)	Class R Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RiverNorth/Oaktree High Income Fund		Class R Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.58%	0.58%
Acquired Fund Fees and Expenses	[1]	0.49%	0.49%
Total Annual Fund Operating Expenses		2.32%	2.07%
Fee Waiver/Reimbursement	[2]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Waiver		2.10%	1.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to defer management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the Fund until at least January 31, 2021 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser. Any deferral or reimbursement is subject to repayment by the Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class R shares and $100,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RiverNorth/Oaktree High Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class R Shares	213	703	1,220	2,635
Class I Shares	1,879	6,274	10,927	23,793

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a diversified series of RiverNorth Funds. The Fund’s adviser allocates the Fund’s assets among three principal strategies: a Tactical Closed-End Fund strategy, a High Yield strategy and a Senior Loan strategy. The amount allocated to each of the principal strategies may change depending on the adviser’s assessment of market risk, security valuations, market volatility, and the prospects for earning income and total return. The adviser determines which portion of the Fund’s assets are allocated to each strategy, although there is no set minimum for any strategy. Therefore, the amount allocated to any individual strategy may be between 0% and 100%. However, the adviser anticipates that it will, under normal circumstances, allocate some portion of the Fund’s assets to each of the three strategies at any given time. The adviser manages the Tactical Closed-End Fund strategy. The sub-adviser manages the High Yield and Senior Loan strategies.

Under normal circumstances, the Fund will invest at least 80% of its assets in income-producing securities and instruments including, but not limited to, corporate bonds (including high-yield, below investment grade bonds, which are sometimes referred to as “junk bonds”), government-issued bonds, convertible bonds, preferred stocks, senior loans (which the Fund defines as a type of security for purposes of this prospectus), and shares of closed-end funds, exchange-traded funds (“ETFs”) and other investment companies (collectively, “Underlying Funds”) that invest principally in fixed income securities. The Fund may also invest in unregistered (Rule 144A) securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The adviser’s and sub-adviser’s security selection processes are described below. The adviser or sub-adviser may liquidate positions in order to implement a change in the adviser’s overall asset allocation or to generate cash to invest in more attractive opportunities. A portion of the Fund may also be actively managed resulting in a larger portion of any net gains in the Fund being realized as short-term capital gains. In addition, the adviser or sub-adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price established by the adviser or sub-adviser, as applicable. The Fund may borrow money from its custodian or other banks to pay unanticipated redemption requests rather than liquidate portfolio holdings at inopportune times. These borrowings will be temporary and will be made in accordance with the requirements of the 1940 Act.

Tactical Closed-End Fund Strategy

In implementing the Fund’s Tactical Closed-End Fund strategy, the adviser allocates that portion of the Fund’s investments primarily among Underlying Funds that invest in U.S. and foreign equities (including those issued in emerging markets), domestic and international fixed income instruments, options and securities convertible into equity securities and preferred equities. Allocations to asset classes, investment vehicles, sectors and countries are made based on the research and judgment of the adviser. The adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The term “tactical” is used to indicate that the portion of the Fund’s assets allocated to this strategy will invest in closed-end funds to take advantage of pricing discrepancies in the closed-end fund market. At times, the adviser may actively trade the Fund’s holdings to take advantage of these pricing discrepancies.

In selecting closed-end funds, in particular, the adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the adviser’s screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio.

ETFs will be selected based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The adviser also may invest directly in the equity and debt securities of U.S. and foreign corporate issuers and U.S. government securities to gain access to sectors or market segments not represented by other investment companies. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. Fixed income securities purchased by the Fund may include corporate bonds, U.S. Treasury securities and municipal bonds. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing sponsored or unsponsored American Depositary Receipts (ADRs). Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs.

The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the adviser. The adviser may use the Fund’s own net asset value (“NAV”) or the return of closed-end funds as the reference asset in a total return swap. The adviser utilizes a total return swap using the Fund’s return as the reference asset in order for the Fund’s cash positions allocated to the swap to share in similar investment returns as the Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Fund, including liquidity to invest in new investment opportunities. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

High Yield Bond Strategy

In implementing the Fund’s High Yield Bond strategy, the sub-adviser will employ a research-intensive, long-only strategy to invest primarily in corporate high yield bonds, normally emphasizing issuers in North America and Europe. The strategy will emphasize below-investment grade debt securities, although investment-grade securities also may be acquired. The sub-adviser seeks to add value first and foremost through security selection. Sector allocation also plays an important role in its decision-making process, second only to security selection. The sub-adviser further believes that thoughtful diversification is an effective means of mitigating the impact of credit problems.

The sub-adviser views high yield bond investing as the conscious bearing of credit risk for profit and acts as a prudent lender rather than a securities trader. Its business is lending money to lower-rated, yet creditworthy companies; the buying and selling of securities is simply the means of accomplishing this end. Its investment process is bottom-up, based upon company-specific research. The sub-adviser believes that strong long-term performance can only be achieved through superior knowledge of companies, the industries in which they operate and the securities the Fund purchases – not through macro-forecasting – and that the avoidance of defaults is the most reliable source of superior performance.

In selecting securities for the Fund, the sub-adviser places a high priority on managing risk to ensure capital preservation. The sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investments are made if the absolute amount of risk is acceptable, the sub-adviser believes the promised yield compensates for the risk and the investment’s relationship between risk and return is, in the sub-adviser’s judgment, attractive relative to the opportunity set.

Typically, the sub-adviser’s decision to sell a security is fundamentally based, relating to its price and the assessment of its risk. In general, the sub-adviser will consider selling if it is early in spotting actual or potential deterioration in credit quality before it is reflected in the security price, the price of the security has significantly appreciated, lowering its yield, or another security is available that offers a better risk/reward tradeoff. If a bond held by the Fund goes into default, the Fund may continue to hold the defaulted bond if the sub-adviser believes it is in the best interests of the Fund to do so.

Senior Loan Strategy

In implementing the Fund’s Senior Loan strategy, the sub-adviser will employ a research-intensive, long-only strategy to invest in senior loans, normally emphasizing corporate issuers in North America and Europe. The Senior Loan strategy may also include certain high yield bonds where the sub-adviser believes such bonds are appropriate for the Senior Loan strategy. Most of the instruments to be purchased by the Fund for the Senior Loan strategy will pay a variable rate of interest, though certain instruments may carry a fixed rate of interest.

The sub-adviser approaches senior loan investing using the same bottom-up investment process based upon company-specific research that it applies to high yield bond investing. The sub-adviser believes strong long-term performance can only be achieved through superior knowledge of companies, the industries in which they operate and the obligations purchased by the Fund. The sub-adviser seeks to add value first and foremost through its selection of senior loans, with sector allocation and diversification also playing important roles in its decision-making process.

The Fund will primarily invest in the middle and upper quality tiers of non-investment grade loans, although investment-grade obligations or lower-quality non-investment grade obligations also may be acquired. The loans in which the Fund may invest will, in most instances, hold the most senior position in the capital structure of the borrower, though the sub-adviser will not be subject to any limit on purchasing loans that have a less senior position in the capital structure if the sub-adviser determines that such loans are consistent with the Fund’s investment strategy. While the loans purchased by the Fund will typically be secured by a first-priority security interest in most tangible and intangible assets of the issuer, they are not required to be, and the sub-adviser will not be subject to any limit on purchasing loans with lower-priority security interests or loans whose security interests exclude material assets of the issuer.

The loans in which the Fund will invest typically will be term loans, though the Fund may also invest in other types of loans, including those that are attached to a term loan tranche or otherwise required to be purchased along with the purchase of a term loan tranche. It is anticipated that most of the loans purchased by the Fund will have maturities of five to ten years, though the sub-adviser is not restricted to purchasing loans of any particular maturity. Most of the loans purchased by the Fund will be negotiated and structured by a syndicate of lenders consisting of commercial banks, investment banks, thrift institutions, insurance companies, finance companies or other financial institutions, one or more of which will administer the loan on behalf of all the lenders. The Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. However, the Fund may also purchase participation interests, in which case it will not have any direct relationship with the borrower and will instead rely on the lender or participant that sold the participation interest for enforcement of rights against the borrower and to receive and process payments of interest, principal and other amounts due to the Fund. Term loans generally require very limited, if any, repayment of principal during the term of the loan. As a result, there is typically a large “balloon payment” due at the end of the term that the issuer must either repay out of corporate assets or refinance with new indebtedness.

In selecting senior loans and other obligations for the Fund, the sub-adviser places a high priority on managing risk to ensure capital preservation, including through evaluation of any collateral securing a loan. The sub-adviser uses a proprietary credit scoring matrix to rank potential loan investments in the same manner that it evaluates high yield bonds. Investments are made if the absolute amount of risk is acceptable, the sub-adviser believes the expected yield generously compensates for the risk and the investment’s relationship between risk and return is, in the sub-adviser’s judgment, among the most attractive relative to the opportunity set.

Typically, the sub-adviser’s decision to sell a senior loan or other obligation is fundamentally based, relating to its price and the assessment of its risk. In general, the sub-adviser will consider selling if it is early in spotting actual or potential deterioration in credit quality before it is reflected in the price of the obligation, the price of the obligation has significantly appreciated, lowering its yield, or another investment opportunity is available that offers a better risk/reward tradeoff.

Principal Risks

All mutual funds carry a certain amount of risk. The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Borrowing Risk. The Fund may borrow amounts up to one-third of the value of its total assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.

Closed-End Fund Risk. The Fund invests in closed-end investment companies or funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Derivatives Risk. The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary security transactions. If the sub-adviser is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the sub-adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected.

Currency Risk. To the extent that the Fund invests in securities denominated in, or whose issuers receive revenue in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk. Derivatives risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations.

Distressed and Defaulted Securities Risk. Investments, through loans or otherwise, in securities of financially distressed companies involve substantial risks. These risks are often greater than those associated with below investment grade securities because of the uncertainties of investing in the issuer undergoing the financial distress. These securities may present a substantial risk of default or may be in default at the time of investment. The sub-adviser’s judgments about the credit quality of the borrower or issuer and the relative value of its securities may prove to be wrong.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Equity Risk. To the extent the Fund invests in common stocks, preferred stocks, convertible securities, rights and warrants, it will be exposed to equity risk. Equity markets may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Preferred stocks often behave more like fixed income securities. If interest rates rise, the value of preferred stocks having a fixed dividend rate tends to fall. The value of convertible securities fluctuates with the value of the underlying stock. Convertible stocks can also fluctuate based on the issuer’s credit rating or creditworthiness and may be subject to call or redemption by the issuer. Rights and warrants do not necessarily move in parallel with the price of the underlying stock and the market for rights and warrants may be limited. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Exchange-Traded Note Risk. The Fund may invest in exchange traded notes (“ETNs”), which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. There may be restrictions on the Fund’s right to redeem its investment in an ETN, and there may be limited availability of a secondary market.

Fixed Income Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Below investment grade bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to below investment grade bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

Some of the related risks of fixed income securities include:

●	Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due.

●	High Yield Securities/Junk Bond Risk. The Fund and Underlying Funds may invest in high yield securities, also known as “junk bonds.” High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal.

●	Government Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. All U.S. government obligations are subject to interest rate risk.

●	Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments.

●	Sovereign Obligation Risk. The Underlying Funds may invest in sovereign debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

Floating Interest Rate Risk. Most of the loans to be purchased by the Fund will pay interest based on the London Interbank Offered Rate (LIBOR). A decline in LIBOR could negatively impact the expected return of the Fund’s portfolio. See “LIBOR Risk” below for additional information.

High Portfolio Turnover Risk. The Fund’s investment strategy may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes. Annual portfolio turnover greater than 100% is considered to be high.

Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices; expropriation, changes in tax policy, greater market volatility, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Investment Style Risk. The Fund is managed by allocating the Fund’s assets to three different strategies, investing in closed-end funds, high yield securities and senior or secured loans. This may cause the Fund to underperform funds that do not limit their investments to these three strategies during periods when these strategies underperform other types of investments.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the adviser and the Fund have entered into a fee deferral and/or expense reimbursement arrangement.

LIBOR Risk. Many financial instruments may be tied to LIBOR to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also may refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s share price.

Loans Risk. Secured loans hold senior positions in the capital structure of a business, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower. The secured loans in which the Fund will invest may be rated below investment grade or may also be unrated. Below investment grade quality instruments are those that, at the time of investment, are rated Ba1 or lower by Moody’s Investor Services, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, are determined by the adviser or sub-adviser to be of comparable quality. As a result, the risks associated with secured loans are similar to the risks of below investment grade instruments, although secured loans are senior and secured in contrast to other below investment grade instruments, which are often subordinated or unsecured. Nevertheless, if a borrower under a secured loan arrangement defaults, becomes insolvent or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the secured loan or nothing at all. Secured loans are subject to a number of risks described elsewhere in this section, including credit risk, liquidity risk, below investment grade instruments risk and management risk.

Although the secured loans in which the Fund will invest will be secured by collateral, there can be no assurance that the Fund will have first-lien priority in such collateral or that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a secured loan. In the event of a decline in the value of the already pledged collateral, if the terms of a secured loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the secured loans. To the extent that a secured loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those secured loans that are under-collateralized involve a greater risk of loss.

In general, the secondary trading market for secured loans is not fully-developed. No active trading market may exist for certain secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Management Risk. The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s or sub-adviser’s judgments will produce the desired results.

Market Risk. Overall equity and debt market risks may also affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities and loan markets.

Preferred Stock Risk. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but less risky than its common stock. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt and common stock.

REIT Risk. The value of equity real estate investment trusts (“REITs”) may be affected by changes in the value and vacancy rate of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Mortgage REITs are also subject to prepayment risk. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under 1940 Act.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of issuers of securities and loans in the Fund’s portfolio.

Special Purpose Acquisition Companies Risks. The Fund may invest in SPACs. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

Swap Risk. The Fund may invest in total return swap agreements. The degree to which the Fund may invest in these instruments is not limited, although maximum notional amounts are generally set by counterparties. These agreements are considered derivatives. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps may not always be successful; using swaps could lower Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the Fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Tax Risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception where a portion of the Fund’s income is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well.

Underlying Fund Risk. The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of Underlying Funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. In addition, certain closed-end funds utilize leverage in their portfolios. This use of leverage could subject the Underlying Fund, and indirectly, the Fund, to increased risks including increased volatility in the price of the Underlying Fund shares.

Valuation Risk. Unlike publicly traded common stock that trades on national exchanges, there is no central exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments generally trade on an “over-the-counter” market, which may be anywhere in the world, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock.

Performance

The bar chart below shows how the Fund’s Class I Shares’ investment results have varied from year to year. The table below shows how the Class I and Class R Shares’ average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorth.com or by calling 1-888-848-7569.

Calendar Year Total Returns through December 31, 2019 – Class I Shares

The Fund’s 2019 year-to-date total return through December 31, 2019 was 11.16%.

Highest/Lowest quarterly results for Class I Shares during this time period were:

Best Quarter:	1st Quarter, 2019	5.44%
Worst Quarter:	3rd Quarter, 2015	-3.82%

Average Annual Total Returns (as of December 31, 2019)
Average Annual Total Returns - RiverNorth/Oaktree High Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class R Shares	10.90%	4.33%	4.28%	Dec. 28, 2012
Class I Shares	11.16%	4.61%	4.55%	Dec. 28, 2012
Class I Shares | After Taxes on Distributions	8.88%	2.63%	2.47%	Dec. 28, 2012
Class I Shares | After Taxes on Distributions and Sales	6.57%	2.62%	2.52%	Dec. 28, 2012
Bank of America Merrill Lynch Non-Financial Developed High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	13.14%	5.42%	5.10%	Dec. 28, 2012
CSFB Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	8.17%	4.47%	4.36%	Dec. 28, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Bank of America/Merrill Lynch Developed Markets High Yield Constrained Index contains all securities in the Bank of America/Merrill Lynch Global High Yield index from developed markets countries but cap issuer exposure at 2%. Developed Markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. The index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or Eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

CSFB Leveraged Loan Index is a market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.